EMPLOYEE BENEFITS (Details) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EMPLOYEE BENEFITS [Abstract]
Employee benefit expenses	49,718,062	37,134,122	72,700,241
Accrued employee benefits	175,141,564	154,819,927
Penalty accrued for employee benefits	25,807,949	12,063,712